Investment Objectives and Goals - Transamerica Strategic Income	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica Strategic Income <br/>(formerly, Transamerica Unconstrained Bond)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks to provide a high level of current income with long-term capital appreciation as a secondary objective.
Objective, Secondary [Text Block]	with long-term capital appreciation as a secondary objective.